Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Other receivables	$ 58,081	$ 12,388
Deferred tax assets	13,556	5,324
Intangible assets, net	1,279,328	1,362,967
Property, plant and equipment, net	89,082	67,999
Right-of-use assets	179,227	115,176
Investments	8,278	16,229
Investments in associates	2,319	2,466
Total non-current assets	1,629,871	1,582,549
Current assets
Inventories	145,309	128,107
Trade and other receivables	209,946	189,897
Current tax assets	2,082	1,873
Derivative financial assets	30,242	3,024
Cash and cash equivalents	1,573,421	322,429
Total current assets	1,961,000	645,330
Total assets	3,590,871	2,227,879
Non-current liabilities
Provisions	129,113	23,704
Lease liabilities	165,275	100,833
Deferred tax liabilities	182,463	219,789
Employee benefit obligations	26,116	16,455
Derivative financial liabilities	2,996,220
Borrowings	635,237
Put and call option liabilities	348,937	61,268
Other financial liabilities	4,853
Total non-current liabilities	4,488,214	422,049
Current liabilities
Trade and other payables	666,144	413,696
Provisions	27,146
Current tax liability	3,098	28,289
Lease liabilities	26,128	18,485
Employee benefit obligations	38,286
Derivative financial liabilities	17,427	5,601
Put and call option liabilities		1,118
Other current financial liabilities	518	809
Total current liabilities	778,747	467,998
Total liabilities	5,266,961	890,047
Equity/(deficit)
Share capital	14,168	13,584
Share premium	927,931	878,007
Merger reserve	783,529	783,529
Foreign exchange reserve	(7,271)	(30,842)
Other reserves	447,753	349,463
Accumulated losses	(4,010,756)	(826,135)
Equity/(deficit) attributable to owners of the parent	(1,844,646)	1,167,606
Non-controlling interests	168,556	170,226
Total equity/(deficit)	(1,676,090)	1,337,832
Total equity/(deficit) and liabilities	$ 3,590,871	$ 2,227,879